Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000769220
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 11, 2015
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014